Biological Assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about biological assets [abstract]
Schedule of Fair Value Assets

The table hereunder presents the biological assets that are measured at fair value, using a valuation method according to the fair value levels.

	December 31, 2022
	Level 1	Level 2	Level 3	Total
	NIS thousands	NIS thousands	NIS thousands	NIS thousands
Biological Assets	-	-	6,365	6,365

	December 31, 2021
	Level 1	Level 2	Level 3	Total
	NIS thousands	NIS thousands	NIS thousands	NIS thousands
Biological Assets	-	-	5,566	5,566

Schedule of Changes in Biological Assets

The Company’s biological assets are primarily comprised of medical cannabis seedlings and medical cannabis. Presented below are the changes in biological assets during the reporting period:

	2022	2021
	NIS in thousands
Balance as of January 1	5,566	3,153
Costs of growing medical cannabis plants	79,131	24,556
Change in fair value less selling costs	13,054	6,574
Transfer to inventory	(91,386)	(28,717)
Balance as of December 31	6,365	5,566

Schedule of Assumptions in Biological Assets

	31/12/2022	31/12/2021
Net growing area (in thousands of square meters)	10.5	10.5
Estimate net yield as of the reporting date (tons) (1)	1.9	1.6
Estimated net selling price (NIS per gram) (2)	17.4	17.4
Estimated growing cycle length (in weeks) (3)	13	13
Estimated growing cycle completion rate (in percent) (4)	28%	29%
Proportion of plants which do not reach the harvesting stage (5)	3%	8%

(1)	According to the number of seedlings as of the end of the reporting period
(2)	According to the price range of the Company’s existing products as of the end of the reporting period
(3)	In accordance with the Company’s experience, and according to the strains which exist as of the reporting date
(4)	By planting date vs. growing cycle length
(5)	According to the final product net weight

Schedule of Sensitivity Analysis of Biological Assets
	31/12/2022	31/12/2021
Average selling price	769	673
Proportion of oil products	18	50
Proportion of plants which do not reach the harvesting	(20)	(445)